Taxation	12 Months Ended
Dec. 31, 2018
Disclosure of income tax [Abstract]
Taxation
TAXATION

	US Dollars
Figures in millions	2018	2017	2016

Balance at beginning of year	50	97	64
Refunds during the year	5	14	12
Payments during the year	(171)	(174)	(165)
Taxation of items included in the income statement	242	190	234
Offset of VAT and other taxes	(63)	(78)	(47)
Translation	(9)	1	(1)
Balance at end of year	54	50	97
Included in the statement of financial position as follows:
Taxation asset included in trade and other receivables	(6)	(3)	(14)
Taxation liability	60	53	111
	54	50	97